DISCONTINUED OPERATIONS (Schedule of Company’s consolidated statements of comprehensive income (loss) (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation	$ 1,025	$ 4,886	$ 118
Discontinued Operations [Member]
Share-based Compensation	389	0	0
Cost of Sales [Member]
Share-based Compensation	0	0	3
Cost of Sales [Member] | Discontinued Operations [Member]
Share-based Compensation	6	181
Operating Expense [Member] | Discontinued Operations [Member]
Share-based Compensation	$ 383	$ 3,793